INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED MARCH 24, 2021 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2020, AS REVISED SEPTEMBER 30, 2020, AS PREVIOUSLY SUPPLEMENTED
As of market close on March 24, 2021, Invesco MSCI Sustainable Future ETF (ERTH) (formerly, Invesco CleantechTM ETF (PZD)) is no longer included in the Statement of Additional Information.
Please Retain This Supplement For Future Reference.
P-PS-TRUST I-SAI-SUP 032421